Income Taxes (Schedule Of Unrecognized Tax Benefits) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Income Taxes [Abstract]
Unrecognized tax benefits balance at beginning of year	$ 205,171	$ 179,571
Gross decreases for tax positions of prior years	(30,055)
Gross increases for tax positions of prior years		29,757
Gross increases for current year tax positions	46,223
Reductions to unrecognized tax benefits resulting from the lapse of applicable statute of limitations		(4,157)
Unrecognized tax benefits balance at end of year	$ 221,339	$ 205,171